SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Description of business

Description of Business

Communications Systems, Inc. (herein collectively referred to as “CSI,” “our,” “we” or the “Company”) is a Minnesota corporation organized in 1969 that until August 2, 2021 classified its business into two segments: (1) the Electronics & Software segment (consisting of US-based subsidiary Transition Networks and UK-based subsidiary Net2Edge) which (i) manufactures and sells solutions that provide actionable intelligence, power and connectivity at the edge of networks through PoE products, software and services as well as traditional products such as media converters, network adapters and other connectivity products and (ii) designs, develops, and sells edge network access products, TDM (time-division multiplexing) over IP and other circuit emulation solutions, along with specialized cloud-based software solutions, primarily within the telecommunications market; and (2) the Services and Support segment (consisting of subsidiaries JDL and Ecessa), which (i) provides technology solutions including virtualization, managed services, wired and wireless network design and implementation, and hybrid cloud infrastructure and deployment and (ii) designs, develops, and sells SD-WAN (software-designed wide-area network) solutions.

As previously disclosed, on August 2, 2021, the Company and Lantronix, Inc. completed the sale by CSI to Lantronix of all of the issued and outstanding stock of CSI’s wholly owned subsidiary, Transition Networks, Inc., and the entire issued share capital of its wholly owned subsidiary, Transition Networks Europe Limited (collectively with Transition Networks, Inc., the “TN Companies”), pursuant to the securities purchase agreement dated April 28, 2021 (“E&S Sale Transaction”). As a result, sales and expenses related to the operations of the former Electronics & Software segment have been presented as discontinued operations in this Form 10-Q.

For purposes of this Form 10-Q, the Company classifies operations from its Services & Support segment. Non-allocated general and administrative expenses are separately accounted for as “Other” in the Company’s segment reporting. Intercompany revenues are eliminated upon consolidation.

Description of business: Communications Systems, Inc. (herein collectively referred to as “CSI,” “our,” “we” or the “Company”) is a Minnesota corporation organized in 1969 that classifies its business into two segments: (1) the Electronics & Software segment (consisting of US-based subsidiary Transition Networks and UK-based subsidiary Net2Edge) which (i) manufactures and sells solutions that provide actionable intelligence, power and connectivity at the edge of networks through PoE products, software and services as well as traditional products such as media converters, network adapters and other connectivity products and (ii) designs, develops, and sells edge network access products, TDM (time-division multiplexing) over IP and other circuit emulation solutions, along with specialized cloud-based software solutions, primarily within the telecommunications market; and (2) the Services and Support segment (consisting of subsidiaries JDL and Ecessa), which (i) provides technology solutions including virtualization, managed services, wired and wireless network design and implementation, and hybrid cloud infrastructure and deployment and (ii) designs, develops, and sells SD-WAN (software-designed wide-area network) solutions.

The Company classifies its businesses into two segments. Non-allocated general and administrative expenses are separately accounted for as “Other” in the Company’s segment reporting. Intersegment revenues are eliminated upon consolidation.

Financial Statement Presentation

Financial Statement Presentation

The condensed consolidated balance sheet as of September 30, 2021, the related condensed consolidated statements of income (loss) and comprehensive income (loss), the condensed consolidated statements of changes in stockholders’ equity for the three and nine months ended September 30, 2021 and 2020, and the condensed consolidated statements of cash flows for the periods ended September 30, 2021 and 2020 have been prepared by Company management. In the opinion of management, all adjustments (which include only normal recurring adjustments, except where noted) necessary to present fairly the financial position, results of operations, and cash flows at September 30, 2021 and 2020 and for the periods then ended have been made.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with generally accepted accounting principles in the United States of America have been condensed or omitted. We recommend these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2020 Annual Report to Shareholders on Form 10-K (“2020 Form 10-K”). The results of operations for the period ended September 30, 2021 are not necessarily indicative of operating results for the entire year.

The presentation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenues and expenses during the reporting period. The estimates and assumptions used in the accompanying condensed consolidated financial statements are based upon management’s evaluation of the relevant facts and circumstances as of the time of the financial statements. Actual results could differ from those estimates.

Except to the extent updated or described below, the significant accounting policies set forth in Note 1 to the consolidated financial statements in the December 31, 2020 Form 10-K, appropriately represent, in all material respects, the current status of accounting policies, and are incorporated herein by reference.

Accumulated other comprehensive loss

Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, net of tax, are as follows:

			Accumulated Other Comprehensive Loss
			Other
	Foreign Currency	Unrealized gain	Comprehensive
	Translation	(loss) on securities	Loss
December 31, 2020	$(700,000)	$21,000	$(679,000)

Net current period change	700,000	(6,000)	694,000

September 30, 2021	$—	$15,000	$15,000

Accumulated other comprehensive loss:

The components of accumulated other comprehensive loss are as follows:

	Foreign Currency Translation	Unrealized (loss)/gain on securities	Accumulated Other Comprehensive Loss
December 31, 2018	$(764,000)	$13,000	$(751,000)

Net current period change	55,000	(2,000)	53,000

December 31, 2019	$(709,000)	$11,000	$(698,000)

Net current period change	9,000	10,000	19,000

December 31, 2020	$(700,000)	$21,000	$(679,000)

Principles of consolidation		Principles of consolidation: The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and accounts have been eliminated.
Use of estimates

Use of estimates: The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company uses estimates based on the best information available in recording transactions and balances resulting from operations. Actual results could differ from those estimates. The Company’s estimates consist principally of reserves for doubtful accounts, sales returns, warranty costs, asset impairment evaluations, accruals for compensation plans, self-insured medical and dental accruals, lower of cost or market inventory adjustments, provisions for income taxes and deferred taxes, and depreciable lives of fixed assets.

Cash equivalents

Cash equivalents: For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents. As of December 31, 2020, the Company had $13,092,000 in cash and cash equivalents. Of this amount, $9,424,000 was invested in short-term money market funds that are not considered to be bank deposits and are not insured or guaranteed by the federal deposit insurance company (FDIC) or other government agency. These money market funds seek to preserve the value of the investment at $1.00 per share; however, it is possible to lose money investing in these funds. The remainder is operating cash and certificates of deposit which are fully insured through the FDIC.

Investments

Investments: Investments consist of corporate notes and bonds, and commercial paper that are traded on the open market and are classified as available-for-sale and minority investments in strategic technology companies. Available-for-sale investments are reported at fair value with unrealized gains and losses excluded from operations and reported as a separate component of stockholders’ equity, net of tax (see Accumulated other comprehensive loss below).

Inventories

Inventories: Inventories are stated at the lower of cost or net realizable value. Cost is determined by the first-in, first-out method. Provision to reduce inventories to the lower of cost or net realizable value is made based on a review of excess and obsolete inventories, estimates of future sales, examination of historical consumption rates and the related value of component parts.

Property, plant and equipment

Property, plant and equipment: Property, plant and equipment are recorded at cost. Depreciation is computed using the straight-line method. Depreciation included in cost of sales and selling, general and administrative expenses for continuing operations was $757,000 and $1,028,000 for 2020 and 2019, respectively. Maintenance and repairs are charged to operations and additions or improvements are capitalized. Items of property sold, retired or otherwise disposed of are removed from the asset and accumulated depreciation accounts and any gains or losses on disposal are reflected in operations.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill represents the amount by which the purchase prices (including liabilities assumed) of acquired businesses exceed the estimated fair value of the net tangible assets and separately identifiable assets of these businesses. Goodwill and intangible assets with indefinite useful lives are not amortized but are tested at least annually for impairment. The Company reassesses the value of our reporting units and related goodwill balances annually on April 1 and at other times if events have occurred or circumstances exist that indicate the carrying amount of goodwill may not be recoverable.

Recoverability of long-lived assets

Recoverability of long-lived assets: The Company reviews its long-lived assets periodically when impairment indicators exist as required under generally accepted accounting principles. Potential impairment is determined by comparing the carrying value of the assets with expected net cash flows expected to be provided by operating activities of the business or related products. If the sum of the expected future net cash flows is less than the carrying value, an impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the asset.

Warranty

Warranty: The Company reserves for the estimated cost of product warranties at the time revenue is recognized. We estimate the costs of our warranty obligations based on our warranty policy or applicable contractual warranty, historical experience of known product failure rates, and use of materials and service delivery costs incurred in correcting product failures. Management reviews the estimated warranty liability on a quarterly basis to determine its adequacy.

The following table presents the changes in the Company’s warranty liability, included in other accrued liabilities in the consolidated balance sheets, for the years ended December 31, 2020 and 2019, which relate to normal product warranties and a five-year obligation to provide for potential future liabilities for certain network equipment sales:

	Year Ended December 31
	2020	2019
Beginning balance	$513,000	$554,000
Amounts charged to expense	59,000	10,000
Actual warranty costs paid	(67,000)	(51,000)
Ending balance	$505,000	$513,000

Revenue recognition

Revenue recognition: The Company’s manufacturing operations (Electronics & Software segment) recognize revenue upon delivery of the Company’s connectivity infrastructure and data transmission products. To determine when revenue should be recognized, it is important to determine when the transfer of control has occurred. The Company has determined that control transfers for these products upon shipment or delivery to the customer, in accordance with the agreed upon shipping terms. As such, the timing of revenue recognition occurs at a specific point in time. Sales are made directly to customers and through distributors. Payment terms for distributors are consistent with the terms of the Company’s direct customers. The Company records a provision for sales returns, sales incentives and warranty costs at the time of the sale based on historical experience and current trends.

The Company has determined that the following performance obligations identified in its Services and Support segment are transferred over time: managed services and professional services (time and materials (“T&M”) and fixed price). This segment’s managed services performance obligation is a bundled solution, a series of distinct services that are substantially the same and that have the same pattern of transfer to the customer and are recognized evenly over the term of the contract. T&M professional services arrangements are measured over time with an input method based on hours expended towards satisfying this performance obligation. Fixed price professional service arrangements under a relatively longer-term service will also be measured over time with an input method based on hours expended.

The Company has also identified the following performance obligations within its Services and Support segment that are recognized at a point in time which include resale of third-party hardware and software, installation, arranging for another party to transfer services to the customer, and certain professional services. The resale of third-party hardware and software is recognized at a point in time, when the goods are shipped or delivered to the customer’s location, in accordance with the agreed upon shipping terms. Installation services are recognized at a point in time when the services are completed. The service the Company provides to arrange for another party to transfer services to the customer is satisfied at a point in time as the Company has transferred control upon the service first being made available to the customer by the third-party vendor, which are required to be presented on a net basis. Depending on the nature of the service, certain professional services transfer control at a point in time. The Company evaluates these circumstances on a case by case basis to determine if revenue should be recognized over time or at a point in time. See Note 2 for further discussion regarding revenue recognition.

Research and development

Research and development: Research and development costs consist of outside testing services, equipment and supplies associated with enhancing existing products and developing new products. Research and development costs are expensed when incurred and totaled $2,808,000 in 2020 and $3,600,000 in 2019.

Employee Retirement Benefits

Employee Retirement Benefits: The Company has an Employee Savings Plan (401(k)) and matches a percentage of employee contributions up to six percent of compensation. Contributions to the plan in 2020 and 2019 were $371,000 and $401,000, respectively.

Net income (loss) per share

Net income (loss) per share: Basic net income (loss) per common share is based on the weighted average number of common shares outstanding during each year. Diluted net income (loss) per common share adjusts for the dilutive effect of potential common shares outstanding. The Company’s only potential common shares outstanding are stock options and shares associated with the long-term incentive compensation plans, which resulted in no dilutive effect for 2020 and a dilutive effect of 65,163 shares in 2019. Due to the net loss in 2020, there was no dilutive impact from outstanding stock options or unvested shares. The Company calculates the dilutive effect of outstanding options and unvested shares using the treasury stock method. Options totaling 697,201 would have been excluded from the calculation of diluted earnings per share for year ended December 31, 2020, because the exercise price was greater than the average market price of common stock during the year and deferred stock awards totaling 110,308 shares would not have been included because of unmet performance conditions. Options totaling 860,539 were excluded from the calculation of diluted earnings per share for year ended December 31, 2019, because the exercise price was greater than the average market price of common stock during the year and deferred stock awards totaling 178,278 shares were not included because of unmet performance conditions.

Share based compensation

Share based compensation: The Company accounts for share based compensation awards on a fair value basis. The estimated grant date fair value of each stock-based award is recognized in income over the requisite service period (generally the vesting period). The estimated fair value of each option is calculated using the Black-Scholes option-pricing model.

Accqounting standards issued

Accqounting standards issued:

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-13, “Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments.” The amendments in this update replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses. This ASU is intended to provide financial statement users with more decision-useful information about expected credit losses and is effective for annual periods and interim periods for those annual periods beginning after December 15, 2022, which for us is the first quarter ending March 31, 2023. Entities may early adopt beginning after December 15, 2018. We are currently evaluating the impact of the adoption of ASU 2016-13 on our consolidated financial statements.

Accounting standards adopted

Accounting standards adopted:

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement.” This new standard requires changes to the disclosure requirements for fair value measurements for certain Level 3 items and specifies that some of the changes must be applied prospectively, while others should be applied retrospectively. This standard is effective for public business entities in fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years, with early adoption permitted. the company adopted this standard during 2020 with an immaterial impact to our consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which, as part of its Simplification Initiative to reduce the cost and complexity in accounting for income taxes, removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also amends other aspects of the guidance to help simplify and promote consistent application of GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted this standard during 2020 with an immaterial impact to our consolidated financial statements.